STOCK OPTIONS (Details) (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013	Feb. 11, 2013	Jan. 24, 2013	Jan. 18, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based Compensation Arrangement By Share based Payment Award Grants Expected Terms	5 years		5 years
Total stock-based compensation expensed	$ 422,099	$ 168,650	$ 801,643	$ 979,880
Unamortized cost of outstanding stock-based awards	419,737		419,737
Weighted Average Remaining Vesting Period	2 years		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	339,750		651,000		651,000	339,750
Volatility, Options Outstanding	78.70%		123.68%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions	0.25%		0.25%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%		0.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value	419,550
Option Exercised Shares							100,000	100,000	500,000
Exercise Price							$ 0.28	$ 0.28	$ 0.28
Proceeds From Stock Options Exercised	0	0	213,000	0	213,000	213,000
Option Exercised Price							$ 28,000	$ 28,000	$ 140,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			400,000
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,500,000		1,600,000
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Exercised Shares			450,000		450,000
Exercise Price			$ 0.10		$ 0.10
Stock Options Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Exercised Shares			600,000		600,000
Exercise Price			$ 0.28		$ 0.28